Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	NaaS Technology Inc.
Entity Central Index Key	0001712178
Entity File Number	001-38235
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100024
ADR
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing 3,200 Class A ordinary shares, par value US$0.000001 per share
Trading Symbol	NAAS
Security Exchange Name	NASDAQ
Class A ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.000001 per share
Entity Common Stock, Shares Outstanding	32,453,046,115
Class B ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	195,969,844
Class C ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,111,577,928
Class D ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	16,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Steven Sim
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100024
Entity Phone Fax Numbers [Line Items]
City Area Code	86
Local Phone Number	(10) 8551 1066